CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents:
Cash	$ 198.4	$ 269.8
Short-term deposits	154.0	148.3
Total cash and cash equivalents	$ 352.4	$ 418.1	$ 531.5